UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23042

Archstone Alternative Solutions Fund
 (Exact name of registrant as specified in charter)

360 Madison Avenue, 20th Floor
New York, NY 10017
 (Address of principal executive offices) (Zip code)

Rinarisa Coronel DeFronze, Esq.
A.P. Management Company, LLC
360 Madison Avenue, 20th Floor
New York, NY 10017
 (Name and address of agent for service)

Copies to:
George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant's telephone number, including area code: (844) 449-4900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

Period from April 1, 2016
to September 30, 2016 (Unaudited)

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Other Information	15

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

	Cost	Fair Value	Percentage of Net Assets	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investments in Portfolio Funds:
Alternative Investment Strategy: (2)
Directional: (3)
Bay Resource Partners Offshore Fund, Ltd.	$1,105,202	$1,165,761	5.12%	Quarterly	45 days
Discovery Global Opportunity Fund, Ltd.	1,500,000	1,559,142	6.85%	Semi-Annual	60 days
Glenhill Capital Overseas Partners, Ltd(4)	1,500,000	1,494,451	6.57%	Quarterly	60 days
Hitchwood Capital Fund, Ltd.(4)	1,500,000	1,474,271	6.48%	Quarterly	75 days
Luxor Capital Partners Offshore, Ltd.	382,899	319,042	1.40%	Quarterly	90 days
Luxor Capital Partners Offshore, Ltd., SPV(5)	46,714	45,971	0.20%	Various	Various
Marcato International, Ltd.	900,000	895,470	3.94%	Quarterly	60 days
Miura Global Fund, Ltd.	1,281,607	1,233,151	5.42%	Monthly	60 days
Roystone Capital Offshore Fund, Ltd.	2,125,755	1,885,764	8.29%	Quarterly	90 days
Shellback Offshore Fund, Ltd.	1,000,000	1,005,752	4.42%	Quarterly	45 days
Valinor Capital Partners Offshore, Ltd(4)	1,537,097	1,443,940	6.35%	Quarterly	60 days
Total Directional	12,879,274	12,522,715	55.04%

Non-Directional: (3)
Davidson Kempner International (BVI), Ltd.	1,000,000	1,059,738	4.66%	Quarterly	60 days
Elliott International, Ltd - A(6)	2,750,000	2,950,315	12.96%	Quarterly	60 days
Farallon Capital Offshore Investors, Inc.	1,500,000	1,551,127	6.82%	Semi-Annual	45 days
Fir Tree Capital Opportunity Fund II, Ltd.	1,000,000	1,054,321	4.64%	Annually	90 days
King Street Capital, Ltd.(4)	1,296,917	1,333,264	5.86%	Quarterly	65 days
King Street Capital, Ltd. Side Pocket(5)	8,535	8,433	0.04%	Various	Various
OZ Overseas Fund II, Ltd.(7)	1,500,000	1,526,735	6.71%	Quarterly	30 days
York Investment, Ltd.(4)	1,500,000	1,418,840	6.23%	Quarterly	45 days
Total Non-Directional	10,555,452	10,902,773	47.92%
Total Investments in Portfolio Funds	$23,434,726	$23,425,488	102.96%

See accompanying notes.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited) (Continued)

	Shares	Cost	Fair Value	Percentage of Net Assets
Short-Term Investments:
Federated Government Obligations Fund, 0.26% (8)	5,688,446	$5,688,446	$5,688,446	24.99%
Total Short-Term Investments		5,688,446	5,688,446	24.99%

Total Investments		$29,123,172	$29,113,934	127.95%

Other Assets Less Liabilities			(6,357,512)	(27.95%)

Net Assets			$22,756,422	100.00%

(1)

Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(2)

The Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce volatility relative to the equity markets. The Fund seeks to accomplish its investment objective by investing its assets primarily in a broad mix of hedge funds and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund’s hedge fund investments may primarily include offshore investment vehicles that may subject taxable investors’ capital gains (including unrealized capital gains) to tax at ordinary income rates (See “Certain Tax Matters” in the Fund’s prospectus).

(3)

All Portfolio Funds are domiciled in the Cayman Islands with the exception of: (Miura, Farallon, King Street, and Davidson Kemper - Domiciled in the British Virgin Islands) and (Fir Tree - Domiciled in the Bahamas).

(4)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment, 10/1/15.

(5)	All or a portion of these investments are held in side-pockets. The full recovery of cash from this position may take several years to withdraw.

(6)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment, 10/1/15.

(7)	Withdrawals from this portfolio fund are permitted after a one-year and one-quarter lockup period from the date of the initial investment, 10/1/15.

(8)	These securities are shown at their current rates as of September 30, 2016.

Type of Investment as a Percentage of Total Investments (Unaudited):

See accompanying notes.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2016 (Unaudited)

Assets
Investments, at fair value (See Note 2):
Portfolio funds (cost $23,434,726)	$23,425,488
Short-term (cost $5,688,446)	5,688,446
Total investments (pledged under loan agreement; see Note 11, cost $29,123,172)	29,113,934

Receivable for portfolio funds sold	1,293,633
Receivable from Investment Manager	36,133
Prepaid expenses and other assets	109,733
Total assets	30,553,433

Liabilities
Line of credit payable	7,631,767
Capital contributions received in advance	100,000
Professional fees payable	42,150
Accounting and administration expense payable	6,250
Line of credit fees and interest payable	4,254
Other accrued liabilities	12,590
Total liabilities	7,797,011
Net assets	$22,756,422

Net assets consist of:
Paid-in capital	$23,123,074
Distributions in excess of net investment loss (See Note 2)	(111,825)
Accumulated net realized loss on investments	(245,589)
Accumulated net unrealized depreciation on investments	(9,238)
Net Assets, Class I*	$22,756,422

Shares outstanding and issued (unlimited shares authorized), Class I shares	2,315,399
Net Asset Value per Share, Class I shares	$9.83

*	Class I is the only class of shares with any assets as of September 30, 2016.

See accompanying notes.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2016 (Unaudited)

Investment income
Dividend income	$780
Total investment income	780

Expenses
Offering costs	158,997
Management fees	132,796
Legal expense	66,330
Line of credit interest expense	38,622
Professional fees	38,400
Accounting and administration fees	37,500
Transfer agent fees	31,219
Directors fees	20,000
Registration fees	14,390
Line of credit fees	13,640
Custodian fees	7,301
Compliance fees	4,825
Other fees	12,718
Total expenses	576,738
Less: Contractual reimbursement of expenses (See Note 4)	(361,168)
Less: Voluntary waiver of management fees (Note 4)	(132,796)
Net expenses	82,774
Net investment loss	(81,994)

Net realized and unrealized gain (loss) on investments
Net realized loss on investments	(147,118)
Net change in unrealized appreciation (depreciation) on investments	1,174,160
Net realized and unrealized gain (loss) on investments	1,027,042
Net increase in net assets resulting from operations	$945,048

See accompanying notes.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (Unaudited)	Period Ended March 31, 2016*
Operations:
Net investment loss	$(81,994)	$(68,220)
Net realized loss on investments	(147,118)	—
Net change in unrealized appreciation (depreciation) on investments	1,174,160	(1,183,398)
Net increase (decrease) in net assets resulting from operations	945,048	(1,251,618)

Distributions to shareholders:
Distributions to shareholders:
Class I shares	—	(77,066)
Change in net assets from distributions to shareholders	—	(77,066)

Fund share transactions:
Proceeds from shares issued	75,000	22,905,676
Reinvestment of distributions	—	59,382
Cost of shares redeemed	—	—
Net change in net assets from share transactions	75,000	22,965,058

Net change in net assets	1,020,048	21,636,374

Net assets at beginning of period	21,736,374	100,000
Net assets at end of period	$22,756,422	$21,736,374

Distributions in excess of net investment loss	$(111,825)	$(145,286)

Transactions in shares:
Issuance of shares	7,989	2,291,430
Reinvestment of distributions	—	5,980
Redemption of shares	—	—
Net change in shares	7,989	2,297,410

*

The Fund’s commencement of operations date was October 1, 2015. Prior to October 1, 2015, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration. The date of initial share purchase by the Investment Manager was June 15, 2015.

See accompanying notes.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

STATEMENT OF CASH FLOWS (Unaudited)

Six Months Ended September 30, 2016
Operating activities
Net increase in net assets resulting from operations	$945,048
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Sale of investments	924,523
Net purchase of short-term investments	(5,232,919)
Net change in unrealized appreciation on investments	(1,174,160)
Net realized loss on investments	147,118
Changes in operating assets and liabilities:
Decrease in net receivable from Investment Manager	23,734
Increase in prepaid expenses and other assets	(89,915)
Increase in line of credit payable	4,301,923
Decrease in professional fees payable	(19,100)
Increase in line of credit fees and interest payable	340
Decrease in other accrued liabilities	(1,592)
Net cash used in operating activities	(175,000)

Financing activities
Proceeds from capital contributions	75,000
Capital contributions received in advance	100,000
Net cash provided by financing activities	175,000

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of line of credit interest paid	$39,399
Supplemental disclosure of line of credit fees paid	$12,524

See accompanying notes.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

FINANCIAL HIGHLIGHTS - CLASS I^

	Six Months Ended September 30, 2016 (Unaudited)		Period Ended March 31, 2016*
Per Share Operating Performances(1):
Net Asset Value per share, beginning of period	$9.42		$10.00

Change in net assets from operations:
Net investment loss	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.45		(0.51)
Total change in per share value from investment operations	0.41		(0.54)

Distributions:
Total distributions	0.00		(0.04)
Net increase (decrease) in net assets	0.41		(0.58)
Net Asset Value per share, end of period	$9.83		$9.42

Supplemental Data and Ratios to average net assets(2):
Net expenses(3)(4)	0.75	%(5)	0.66	%(6)
Gross expenses(4)	4.49	%(7)	6.39	%(8)
Net investment loss(4)	(0.74%)		(0.66%)

Total return(9)	4.33%		(5.43%)
Portfolio turnover	0.00%		0.00%
Net assets end of period (000's)	$22,756		$21,736

Senior security, end of period (000's)	$7,632		$3,330
Asset coverage, per $1,000 of senior security principal amount	$3,982	(10)	$7,528	(10)
Asset coverage ratio of senior security	398	%(10)	753	%(10)

^	Class I is the only class of shares with any assets as of September 30, 2016.

*

The Fund’s commencement of operations date was October 1, 2015. Prior to October 1, 2015, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration. The date of initial share purchase by the Investment Adviser was June 15, 2015.

(1)	Selected data is for a single share outstanding throughout the period.

(2)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

(3)	Includes line of credit interest expense, which is not subject to the expense limitation cap. See Note 4 in the Notes to the Financial Statements for additional information.

(4)	Annualized for period less than one year, with exception of non-recurring organizational costs

(5)

The ratio of net expenses include $361,168 in contractual waivers and reimbursements representing (2.54)% and $132,796 in voluntary reimbursements representing (1.20)%. See Note 4 in the Notes to the Financial Statements for additional information.

(6)

The ratio of net expenses include $541,567 in contractual waivers and reimbursements representing (4.53)% and $125,308 in voluntary reimbursements representing (1.20)%. See Note 4 in the Notes to the Financial Statements for additional information.

(7)	The gross expense ratio net of the voluntary waiver of management fees is 3.29%. See Note 4 in the Notes to the Financial Statements for additional information.

(8)	The gross expense ratio net of the voluntary waiver of management fees is 5.19%. See Note 4 in the Notes to the Financial Statements for additional information.

(9)	Not annualized for periods less than one year.

(10)	Represents value of total assets less all liabilities not represented by the senior security at the end of the period divided by senior security principal outstanding at the end of the period.

See accompanying notes.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

1. Organization

Archstone Alternative Solutions Fund (the “Fund”) was organized as a statutory trust under the laws of the State of Delaware on March 4, 2015 and commenced operations on October 1, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and overseen by the Board of Trustees (the “Board”).

The objective of the Fund is to achieve long term capital appreciation while attempting to reduce volatility relative to the equity markets. The Fund seeks to accomplish its investment objective by investing its assets primarily in a broad mix of hedge funds and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund’s hedge fund investments may primarily include offshore investment vehicles that may subject taxable investors’ capital gains (including unrealized capital gains) to tax at ordinary income rates (See “Certain Tax Matters” in the Fund’s prospectus). At present, there are a number of money managers whose services are not generally available to the investing public. These managers, who generally place stringent restrictions on the number of persons whose money they will manage, employ a wide variety of investment strategies and techniques. By investing through this varied group, the Fund seeks to provide investors with access to the varied skills and expertise of these managers while at the same time seeks to lessen the risks and volatility associated with investing through any single money manager. An investment in the Fund also enables investors to avoid, to a significant extent, the high minimum investment requirements typically imposed on individual investors by Portfolio Managers. The Fund is managed by A.P. Management Co. LLC (the “Investment Manager”), an investment manager registered under the Investment Advisers Act of 1940, as amended.

Shares of beneficial interest (“shares”) of the Fund are offered only to “Eligible Investors” and are subject to transfer restrictions (as defined in the Fund’s prospectus). These restrictions are more fully described in Note 3.

2. Significant Accounting Policies

The Fund is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (ASC) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Calculation of Net Assets and Net Asset Value per Share

The Fund calculates its net assets as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its net assets, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The net assets of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s net assets is calculated. The net asset value per share equals net assets divided by shares outstanding.

Investments in Portfolio Funds

The Fund values its investments in Portfolio Funds at fair value, using the net asset value as a practical expedient, which generally is the Fund’s pro-rata interest in the net assets of the Portfolio Funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

Management of the Portfolio Funds received an annual management fee ranging from 1% to 2% of the Fund’s net asset balance in the Portfolio Funds and incentive fee ranging from 0% to 20% of the Fund’s net capital appreciation from its investments in Portfolio Funds, as defined by the respective Portfolio Funds’ agreements.

For the six months ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds were $0 and $2,218,156, respectively.

Certain Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Fund seek to liquidate its investments in the Side-Pockets, the Fund might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2016, 2 of the 17 Portfolio Funds had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2016 was $54,404 and represented 0.24% of total net assets. Generally, the Investment Manager on behalf of the Fund, will seek to opt-out of side pocket investments, to the extent practicable.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, fair value is defined as the price that the Fund would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used by the Portfolio Funds in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 –	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 –	Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. As a result of the Fund’s adoption of ASU 2015-07, investments in Portfolio Funds with a fair value of $23,425,488 are excluded from the fair value hierarchy as of September 30, 2016.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

The following table represents the investments carried at fair value on the Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2016:

Investments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	NAV As Practical Expedient	Total
Type
Investments in Portfolio Funds*	$—	$—	$—	$23,425,488	$23,425,488
Short-term investments	5,688,446	—	—	—	5,688,446
Total	$5,688,446	$—	$—	$23,425,488	$29,113,934

*	For a detailed breakout of sub-categories, please refer to the Schedule of Investments.

The Schedule of Investments categorizes the aggregate fair value of the Fund’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 for the six months ended September 30, 2016.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date.

Taxation and Distribution to Shareholders

It is the policy of the Fund to qualify as a RIC, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the IRC. Under Subchapter M of the IRC, each year that the Fund qualifies as a RIC and distributes to its shareholders generally at least 90% of its “investment company taxable income” (as defined in the IRC, but without regard to the dividends paid deduction and net tax-exempt income), it will pay no U.S. federal income tax on the earnings or capital gains it distributes. This avoids a “double tax” on that income and net capital gains since holders of shares normally will be taxed on the dividends and net capital gains they receive from the Fund (unless their shares are held in a retirement account that permits tax deferral or the holder is otherwise exempt from tax).

For the quarters ended December 31, 2015 and March 31, 2016, the Fund did not adhere to the asset diversification requirements. Nevertheless, the Fund has determined that it is eligible for the statutorily-prescribed cure provisions in order to qualify as a RIC under Subchapter M of the IRC for its current tax year ended September 30, 2016. As of June 30, 2016 and September 30, 2016, the Fund met the asset diversification requirements and expects to continue to do so.

The federal tax cost of investments is adjusted for items of taxable income allocated to the Fund from the Investment Funds.

The Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of September 30. The Fund intends to distribute to its Shareholders all of its distributable net investment income and net realized gains on investments in Portfolio Funds. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. If the tax law requires interest and/or penalties to be paid on an underpayment of income taxes, interest and penalties will be classified as income taxes in the income tax expenses in the Statement of Operations, if applicable. During the year, the Fund did not incur any interest or penalties. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, if applicable), on-going analysis of any changes to tax laws, regulations and interpretations thereof.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including net investment loss. These reclassifications have no effect on net assets or net asset value per share.

For the period ended September 30, 2016, the following amounts were reclassified:

Paid-in capital	$(16,984)
Accumulated net investment income (loss)	115,455
Accumulated net realized gains (losses) on investments	(98,471)

As of September 30, 2016, the gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$29,524,124
Gross unrealized appreciation	$234,794
Gross unrealized depreciation	(644,984)
Net unrealized appreciation/(depreciation) on investments	$(410,190)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of distributable earnings as of September 30, 2016, the Fund’s last tax year, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years. The capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforward subject to expiration that are described above. The capital loss carryforward will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax:

Undistributed ordinary income	$153,384
Undistributed long-term capital gains	—
Tax accumulated earnings	153,384
Capital loss carryforward*	(109,846)
Unrealized appreciation (depreciation) on investments	(410,190)
Accumulated net earnings (deficit)	$(366,652)

*	Short-term ($109,846); Long-term ($0)

The tax character of distributions paid during the fiscal year ended September 30, 2016 were as follows:

2016
Distributions Paid From:
Ordinary income	$77,066
Net long-term capital gains	—
Total distributions paid	$77,066

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

3. Capital Share Transactions

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share, plus, in the case of Class A shares (and if applicable), a sales load of up to 3.00% of the amount invested. The minimum initial investment for Class A shares is $50,000, (subject to reduction at the discretion of an investor’s broker dealer, or other financial intermediary) and additional contributions from existing shareholders may be made in a minimum amount of at least $10,000, although the Board may waive such minimums in certain cases. As of September 30, 2016, there are no Class A shares outstanding in the Fund.

In addition, Class I shares of the Fund are only available to investors: (i) who purchase their investment through a discretionary or non-discretionary fee-based advisory or wrap program of a Selling Agent; (ii) who are clients of investment advisers or financial planners that participate in programs operated by Selling Agents through which Class I shares are offered; (iii) who are other customers or clients of Selling Agents or their affiliates, as authorized by the Fund or a Fund agent, in consultation with the Selling Agent; (iv) who have a minimum initial investment of $5,000,000; or (v) who are members or personnel of the Investment Manager or its affiliates, and members of their immediate families and certain other investors as may be determined by the Fund’s Board. In addition, Class I shares may be available for certain investors who currently have or previously had an investment in any other product managed by the Archstone Partnerships. As of September 30, 2016, all outstanding shares in the Fund are Class I shares.

Shares are not redeemable and a shareholder has no right to require the Fund to redeem its shares. In order to provide a limited degree of liquidity to shareholders, the Investment Manager expects to recommend that the Fund make offers to repurchase up to 20% of its outstanding shares as of the end of each calendar quarter at its then-current net asset value commencing in the fourth calendar quarter of 2016. During the six months ended September 30, 2016, the Fund made one offer to repurchase shares at the net asset value as of December 31, 2016. The Fund’s Board, in its discretion, must approve each such offer (including the amount of the offer). There can be no assurance that the Fund will make such repurchase offers, or that shareholders tendering shares for repurchase in any offer will have all of their tendered shares repurchased by the Fund. (See “Repurchase Offers” and “Redemptions and Repurchases of Shares —Repurchase Procedures.” in the Fund’s prospectus.)

The Investment Manager expects that, under the procedures applicable to the repurchase of shares, shares will generally be valued for purposes of determining their repurchase price as of a date at least 75 days after the date by which shareholders must submit a repurchase request. The value of shares can change significantly between this repurchase request deadline and the pricing date for the repurchase offer, i.e., 75 days later on the last business day of the applicable calendar month.

The Board will also consider the following factors, among others, in making a determination as to whether to make an offer to repurchase shares from shareholders: (i) whether any shareholders have requested the Fund to repurchase their shares; (ii) the liquidity of the Fund’s assets; (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing shares; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of shares. (See “Redemptions and Repurchases of Shares —No Right of Redemption” and “—Repurchases of shares.” in the Fund’s prospectus.)

If a repurchase offer is oversubscribed by shareholders who tender shares for repurchase, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. As a result, to have the remaining portion repurchased, the shareholder would have to subscribe to one or more future repurchase offers. There is no guarantee that such offer(s) will be made, or that such future offer(s) will be undersubscribed or otherwise large enough to accommodate the repurchase of the remaining portion of shares. The Fund may redeem shares if, among other reasons, ownership of the shares by a shareholder would cause the Fund or the Investment Manager to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the U.S. or any other relevant jurisdiction.

4. Investment Advisory Fee and Other Transactions with Affiliates

In consideration of services provided by the Investment Manager, the Fund pays the Investments Manager a monthly management fee based on its average daily net assets and computed at the annual rate of 1.20% on the Fund’s net assets up to (and including) $1 billion, 1.10% on net assets over $1 billion up to (and including) $5 billion, and 1.00% on the Fund’s net assets over $5 billion (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and will have the effect of reducing the net asset value of the Fund. The Investment Manager did not receive management

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

fees (the “Management Fee”) from the Fund for the six months ended September 30, 2016, as the Investment Manager had elected to provide a voluntary waiver of their management fees for the first 12 months (ended September 30, 2016), or the first $100,000,000 of capital raised, whichever came first.

For the period ended March 31, 2016 and the six months ended September 30, 2016, voluntarily waived management fees in the amount of $125,308 and $132,796, respectively, are not subject to recoupment by the Investment Manager.

The Investment Manager and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Investment Manager has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, but excluding Distribution and Shareholder Servicing Fees, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expense of the Fund, other than the Management Fee, the Distribution and Shareholder Servicing Fee and Acquired Fund Fees and Expenses, to 0.40% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). The Expense Limitation Agreement is in effect for at least one year from the date of commencement and will remain in effect until terminated by the Board. In consideration of the Investment Manager’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Investment Manager in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Manager such amounts. As of March 31, 2016 and September 30, 2016, $541,567 and $361,168, respectively, in expenses were contractually reimbursed by the Investment Manager and are subject to repayment by the Fund subject to the limitations noted above. As of September 30, 2016, as disclosed on the Statement of Assets and Liabilities, the net receivable from the Investment Manager for expense reimbursements was $36,133.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Trustees”), as defined by the 1940 Act, receives an annual retainer of $20,000. In addition, all Independent Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Trustees fees totaled $20,000 for the six months ended September 30, 2016.

5. Organization and Offering Costs

The Fund will bear all expenses incurred in its business and operations. The Investment Manager will advance the Fund’s organizational and initial offering costs and may be subsequently reimbursed by the Fund. Reimbursements to the Investment Manager of organizational and offering costs will be subject to the Expense Limitation Agreement described in Note 4.

Costs incurred in connection with the offering and initial registration of the Fund have been deferred and are amortized on a straight-line basis over the first twelve months after commencement of operations.

Total organization and offering costs for the Fund were $141,045 and $317,994, respectively. Organizational costs were fully expensed by the Fund as of March 31, 2016. Offering costs which were expensed by the Fund as of March 31, 2016 were $158,997, and as of September 30, 2016 the remaining $158,997 of offering costs has also been fully expensed.

6. Administration, Accounting, Compliance Services and Transfer Agent Fees

Pursuant to an agreement between the Fund and UMB Fund Services Inc. (“Administrator”), the Administrator provides administration, fund accounting and compliance services to the Fund. The Fund pays the Administrator a basis point fee, subject to fee minimums, for various administration, fund accounting, investor accounting and taxation services to the Fund as well as certain out of pocket expenses.

7. Custodian Fees

UMB Bank, N.A., serves as the custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s cash and investments and for retaining sub-custodians to maintain custody of foreign securities held by the Fund. Fees and expenses of the Custodian are paid by the Fund.

8. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

9. Exemptive Relief

The Fund submitted an exemptive application to the Securities and Exchange Commission (the “SEC”) on July 14, 2015 to permit the Fund to offer multiple classes of shares (the “Exemptive Application”). Effective September 11, 2015, the relief requested in the Exemptive Application was granted by the SEC (the “Exemptive Order”), and the Fund began offering Class A and Class I shares upon the Fund’s commencement of operations.

10. Derivative Financial Instruments and Concentrations of Credit Risk

For the six months ended September 30, 2016, the Fund had no direct commitments to purchase or sell securities, financial instruments, or commodities relating to derivative financial instruments. The Fund may have indirect commitments that arise through positions held by Portfolio Funds in which the Fund invests. However, as a shareholder in these Portfolio Funds, the Fund’s risk is limited to the current value of its investment, which is reflected in the Statement of Assets and Liabilities and the Schedule of Investments.

To the extent that the Portfolio Funds have large concentrations of investments and derivatives in specific industries or geographic markets, future performance could be impacted by liquidity and market condition changes related to such investments and derivatives.

The Investment Manager has no knowledge of any financial institution, brokerage firm, or other trading counterparty with which the Fund had a concentration of direct credit risk relating to any direct trading activity for the six months ended September 30, 2016.

11. Bank Loan Payable

On October 28, 2015, the Fund entered into a note purchase agreement (the “facility”) with Credit Suisse International as Paying Agent, Collateral Agent and Variable Funded Note (“VFN”) Purchaser. As of September 30, 2016, the maximum borrowing capacity under the agreement is $8,000,000 and borrowings under the facility are secured by the entire investment portfolio valued at $29,113,934.

The facility’s interest rate is based on the 90 day LIBOR for U.S. dollars plus 1.65%, calculated on the authorized amount outstanding. The facility has an unused notional fee of 0.72% multiplied by an amount equal to the notional limit of the VFN Purchaser minus the outstanding amount. The facility was granted for a period of two years and may be renewed thereafter, provided the parties agree on the terms and conditions. The facility matures on October 31, 2017. For the six months ended September 30, 2016, the average interest rate, the average daily balance, and the maximum balance outstanding in the facility was 2.35%, $3,273,410 and $7,853,244 respectively. As of September 30, 2016, $7,636,021, which includes interest and fees payable, is outstanding.

12. Subsequent Events

Subsequent events have been evaluated from October 1, 2016 through November 30, 2016, the date on which the financial statements are available for issuance.

The Investment Manager recommended to the Board that an offer to repurchase shares in the amount of up to approximately 20% of outstanding shares, respectively, be made for the quarters ending December 31, 2016 and March 31, 2017, to those shareholders who elect to have their shares repurchased prior to the expiration dates of the repurchase offers. The Board approved such recommendations and shareholders were notified of the December 31 repurchase offer on September 19, 2016 which expired on October 17, 2016. On or around December 15, 2016, shareholders will be notified of the March 31, 2017 repurchase offer which will expire on January 17, 2017. For the quarter ending December 31, 2016, shareholders submitted repurchase requests in the amount of $2,911,720.

Spencer Boggess formally resigned from his role as Board Trustee for the Fund as of November 14, 2016. An active search is underway to replace him.

THE ARCHSTONE ALTERNATIVE SOLUTIONS FUND

OTHER INFORMATION (Unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Archstone Alternative Solutions Fund uses to determine how to vote proxies, and information regarding how the Archstone Alternative Solutions Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-844-449-4900, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Board of Trustees

Joseph Pignatelli
Anthony Artabane
Spencer Boggess*

Investment Manager

A.P. Management Company, LLC
360 Madison Avenue, 20th Floor
New York, New York 10017

Administrator, Dividend Paying Agent, and Transfer Agent

UMB Fund Services
235 Waest Galena Street
Milwaukee, Wisconsin 53212

Custodian

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, New York 10036

*	Spencer Boggess resigned on November 14, 2016, effective immediately.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and chief financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to semi-annual reports.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archstone Alternative Solutions Fund

/s/ Joseph Pignatelli
By: Joseph Pignatelli
Principal Executive Officer, Trustee
December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Joseph Pignatelli
By: Joseph Pignatelli
Principal Executive Officer, Trustee
December 5, 2016

/s/ Andrew Small
By: Andrew Small
Chief Financial Officer
December 5, 2016